Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net Income Per Share	NET INCOME PER SHARE
The calculations of basic and diluted EPS for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Weighted average shares outstanding	Net income	Net income per share	Weighted average shares outstanding	Net income	Net income per share
Basic EPS	284,932,357	$554,889	$1.95	212,487,729	$22,288	$0.10
Dilutive stock options	1,165,033	—		2,015,014	—
Dilutive RSUs and pRSUs	2,806,153	—		741,588	—
Dilutive Convertible Notes	44,458,210	9,995		—	—
Dilutive warrants	372,948	(1,358)		3,167,640	(1,076)
Diluted EPS	333,734,701	$563,526	$1.69	218,411,971	$21,212	$0.10
The outstanding instruments that were not included in the calculation of diluted EPS as they were anti-dilutive for the year ended December 31, 2021 were 1.1 million warrants, 0.8 million stock options, 0.3 million equity-settled pRSUs (2020 – 16.0 million warrants, 0.2 million stock options, and 41.0 million shares issuable for convertible notes).